Retirement-Related Benefits - OCI and AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in AOCI for retirement-related benefits
Current period loss/(gain)	$ (2,433)	$ 1,678	$ 120
Curtailments and settlements	(94)	(52)	(41)
Amortization of net loss included in net periodic (income)/cost	(2,484)	(2,314)	(1,843)
Current period prior service costs/(credits)	51	37	73
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(9)	(13)	9
Pension Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	15,972	16,608
Current period loss/(gain)	(704)	194
Amortization of net loss included in net periodic (income)/cost	(996)	(829)
Net loss at end of period	14,273	15,972	16,608
Prior service costs/(credits) at beginning of period	24	41
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)
Prior service costs/(credits) at end of period	8	24	41
Total loss recognized in accumulated other comprehensive income/(loss)	14,281	15,997
Pension Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	16,310	16,361
Current period loss/(gain)	(1,411)	1,334
Curtailments and settlements	(94)	(49)
Amortization of net loss included in net periodic (income)/cost	(1,392)	(1,336)
Net loss at end of period	13,412	16,310	16,361
Prior service costs/(credits) at beginning of period	325	280
Current period prior service costs/(credits)	60	36
Curtailments, settlements and other		0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	12	9
Prior service costs/(credits) at end of period	397	325	280
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost		0
Transition (assets)/liabilities at end of period	0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	13,809	16,635
Nonpension Postretirement Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	656	551
Current period loss/(gain)	(141)	135
Amortization of net loss included in net periodic (income)/cost	(52)	(29)
Net loss at end of period	464	656	551
Prior service costs/(credits) at beginning of period	30	34
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(4)	(4)
Prior service costs/(credits) at end of period	26	30	34
Total loss recognized in accumulated other comprehensive income/(loss)	490	687
Nonpension Postretirement Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	263	284
Current period loss/(gain)	(65)	0
Curtailments and settlements	0	0
Amortization of net loss included in net periodic (income)/cost	(15)	(21)
Net loss at end of period	183	263	284
Prior service costs/(credits) at beginning of period	(4)	(4)
Current period prior service costs/(credits)	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	0	0
Prior service costs/(credits) at end of period	(4)	(4)	(4)
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0	0
Transition (assets)/liabilities at end of period	0	0	$ 0
Total loss recognized in accumulated other comprehensive income/(loss)	$ 179	$ 259